Borrowings (Details Narrative)						12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024	Sep. 01, 2024 USD ($)	Sep. 01, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 17, 2025 CHF (SFr)	Nov. 26, 2025 CHF (SFr)	Oct. 27, 2025 EUR (€)	Aug. 22, 2025 EUR (€)	Jan. 23, 2025 EUR (€)	Dec. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Unsecured shareholder term loans						$ 8,123,835
Short-term borrowings	$ 558,206					3,765,234	$ 558,206
Outstanding convertible shareholder loans						0
Convertible shareholder loans at fair value	22,560,124						22,560,124								$ 9,380,301
Shareholder loans payable	50,057,013					8,123,835	50,057,013
Non-cash gain on debt extinguishment							$ 4,377,051
Line of credit facility | €									€ 2,800,000
Lien hardt And Partner Privat Bank Zurich AG [Member]
Short-Term Debt [Line Items]
Line of credit facility | €												€ 800,000	€ 2,000,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member]
Short-Term Debt [Line Items]
Interest rate, percentage			15.00%
New debt terms	$ 40,425,804	€ 30,425,804
Debt instrument, interest rate, stated percentage	12.85%						12.85%
Threshold percentage	10.00%	10.00%
Debt instrument term							5 years	5 years
Interest rate	9.665%						9.665%			10.00%	10.00%			15.00%
Borrow amount										SFr 2,000,000	SFr 2,000,000			€ 1,500,000
Unsecured Shareholder Term Loans [Member] | Unsecured Term Loan Agreements [Member] | IPO [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Principal debt repaid				$ 12,500,000	€ 10,000,000